Baird Strategic Municipal Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Columbia Industrial Development Board,
0.120%, 12/01/2037 (Optional Put Date 10/01/2020) (1)	$1,000,000	$1,000,000
Mizuho Floater/Residual Trust,
0.610%, 12/01/2048 (Callable 12/01/2020)(Optional Put Date 11/04/2020) (1)(3)	2,000,000	2,000,000
Tallassee Board of Education,
4.000%, 08/01/2034 (Callable 08/01/2030)(Insured by AGM)	310,000	375,140
Total Alabama (Cost $3,379,967)		3,375,140	3.1%

Alaska
Alaska Housing Finance Corp.:
3.450%, 12/01/2033 (Callable 06/01/2027)	345,000	355,667
4.000%, 06/01/2036 (Callable 06/01/2025)	750,000	830,715
3.750%, 12/01/2046 (Callable 12/01/2028)	235,000	250,362
Alaska Municipal Bond Bank Authority,
5.000%, 10/01/2026	175,000	214,163
CIVIC Ventures:
5.000%, 09/01/2022	260,000	269,891
5.000%, 09/01/2023	235,000	247,920
5.000%, 09/01/2025	170,000	184,278
5.000%, 09/01/2026 (Callable 09/01/2025)	130,000	140,121
University of Alaska,
5.000%, 10/01/2028 (Callable 10/01/2025)	110,000	122,495
Total Alaska (Cost $2,588,229)		2,615,612	2.4%

Arizona
Arizona Industrial Development Authority:
2.470%, 07/01/2025 (Insured by SD CRED PROG)	190,000	192,440
3.169%, 10/01/2025	150,000	149,962
4.750%, 10/01/2025 (3)	165,000	165,584
5.000%, 10/01/2030 (Callable 10/01/2026) (3)	105,000	106,110
Cochise County Community College District,
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by BAM)	120,000	139,730
Industrial Development Authority of the County of Pima,
4.950%, 10/01/2020	200,000	200,000
Maricopa County Industrial Development Authority:
4.500%, 07/01/2025 (3)	125,000	122,901
5.000%, 01/01/2033 (Callable 01/01/2027)	250,000	301,488
Tender Option Bond Trust,
0.410%, 07/01/2047 (Optional Put Date 10/07/2020) (1)(3)	1,500,000	1,500,000
Total Arizona (Cost $2,850,570)		2,878,215	2.7%

Arkansas
Batesville Public Facilities Board,
5.000%, 06/01/2027	500,000	560,335
Carroll-Boone Water District,
3.000%, 12/01/2034 (Callable 12/01/2025)	750,000	784,410
City of Maumelle AR,
4.000%, 08/01/2030 (Callable 08/01/2025)	75,000	82,180
Henderson State University,
2.625%, 07/01/2022 (Callable 11/02/2020)	100,000	100,113
Little Rock Metrocentere Improvement District No. 1,
0.120%, 12/01/2025 (Optional Put Date 10/01/2020) (1)	200,000	200,000
Lonoke School District No. 1,
2.250%, 02/01/2030 (Callable 11/02/2020)(Insured by ST AID)	255,000	255,178
Southern Arkansas University,
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	205,000	231,322
Total Arkansas (Cost $2,205,540)		2,213,538	2.0%

California
Bay Area Toll Authority,
1.360%, 04/01/2036 (SIFMA Municipal Swap Index + 1.250%)(Callable 10/01/2026)(Mandatory Tender Date 04/01/2027) (2)	1,075,000	1,082,342
California Infrastructure & Economic Development Bank,
0.480%, 08/01/2047 (1 Month LIBOR USD + 0.380%)(Callable 02/01/2021)(Mandatory Tender Date 08/01/2021) (2)	175,000	174,410
California Municipal Finance Authority:
3.000%, 01/01/2021	250,000	250,043
5.000%, 10/01/2023	140,000	153,763
City & County of San Francisco CA,
1.300%, 07/01/2023 (Mandatory Tender Date 01/01/2023) (1)	200,000	202,638
Los Angeles Regional Airports Improvement Corp.,
4.500%, 01/01/2027 (Callable 01/01/2022)	500,000	515,100
Mizuho Floater/Residual Trust,
0.360%, 09/01/2046 (Callable 11/02/2020)(Optional Put Date 10/07/2020) (1)(3)	1,000,000	1,000,000
Modesto Irrigation District,
0.745%, 09/01/2027 (3 Month LIBOR USD + 0.580%)(Callable 11/02/2020)(Insured by NATL) (2)	90,000	87,952
Oxnard School District,
2.000%, 08/01/2045 (Callable 08/01/2026)(Insured by BAM) (7)	200,000	219,012
Riverside County Redevelopment Successor Agency:
0.000%, 10/01/2025 (Insured by BAM) (7)	200,000	229,780
0.000%, 10/01/2041 (Callable 10/01/2026)(Insured by BAM) (7)	80,000	88,746
State of California,
0.810%, 12/01/2028 (1 Month LIBOR USD + 0.700%)(Callable 10/01/2020)(Mandatory Tender Date 12/01/2020) (2)	100,000	100,000
Tender Option Bond Trust,
0.360%, 06/15/2055 (1)(3)	1,000,000	1,000,000
Western Placer Unified School District,
2.000%, 06/01/2025 (Callable 06/01/2023)	200,000	205,974
Total California (Cost $5,260,859)		5,309,760	4.9%

Colorado
Colorado Educational & Cultural Facilities Authority:
5.250%, 03/01/2025 (Insured by NATL)	200,000	231,838
2.000%, 09/01/2030 (Callable 09/01/2028)	550,000	541,095
Colorado Health Facilities Authority,
4.000%, 12/01/2026 (Callable 12/01/2022)	170,000	178,604
Colorado Housing & Finance Authority,
1.350%, 02/01/2022 (Callable 08/01/2021)	345,000	346,615
E-470 Public Highway Authority,
0.000%, 09/01/2029 (Insured by NATL)	50,000	43,664
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)	300,000	296,109
Poudre Tech Metropolitan District:
3.000%, 12/01/2026 (Insured by AGM)	115,000	127,572
3.000%, 12/01/2027 (Insured by AGM)	270,000	300,612
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036 (Callable 12/15/2025)	300,000	302,064
Regional Transportation District:
5.125%, 01/15/2023 (Callable 11/02/2020)	150,000	150,177
5.375%, 07/15/2025 (Callable 11/02/2020)	275,000	275,382
Vauxmont Metropolitan District:
5.000%, 12/15/2032 (Callable 12/15/2024)(Insured by AGM)	135,000	157,128
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)	500,000	532,800
Total Colorado (Cost $3,456,062)		3,483,660	3.2%

Connecticut
Connecticut State Health & Educational Facilities Authority:
4.500%, 07/01/2024 (Callable 07/01/2021)	300,000	305,211
2.750%, 01/01/2026 (Callable 07/01/2022) (3)	200,000	200,914
Connecticut State Higher Education Supplement Loan Authority,
5.000%, 11/15/2026	350,000	413,886
Town of Sprague CT:
4.000%, 09/01/2021 (Insured by BAM)	50,000	51,305
4.000%, 09/01/2024 (Insured by BAM)	40,000	43,995
4.000%, 09/01/2025 (Insured by BAM)	55,000	61,569
Total Connecticut (Cost $1,063,234)		1,076,880	1.0%

District of Columbia
Howard University,
2.638%, 10/01/2021	150,000	148,236
Metropolitan Washington Airports Authority,
0.000%, 10/01/2036 (Insured by AGC)	1,000,000	640,430
Total District of Columbia (Cost $790,636)		788,666	0.7%

Florida
Capital Trust Agency, Inc.,
5.250%, 12/01/2024 (3)	750,000	744,930
City of Gainesville FL:
0.050%, 10/01/2026 (Optional Put Date 10/01/2020) (1)	985,000	985,000
0.120%, 10/01/2026 (Optional Put Date 10/01/2020) (1)	900,000	900,000
City of Jacksonville FL,
4.000%, 10/01/2033 (Callable 10/01/2026)	100,000	113,472
City of Orlando FL,
5.000%, 11/01/2025 (Insured by AGM)	180,000	217,278
Florida Higher Educational Facilities Financial Authority,
5.000%, 10/01/2021	225,000	230,438
Florida Housing Finance Corp.:
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	200,000	223,086
3.500%, 07/01/2046 (Callable 07/01/2024)(Insured by GNMA)	30,000	31,071
Halifax Hospital Medical Center,
5.000%, 06/01/2021	125,000	128,527
Miami Health Facilities Authority,
5.000%, 07/01/2021	50,000	49,783
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)	300,000	328,968
Orange County Health Facilities Authority:
3.500%, 08/01/2022	150,000	156,116
5.000%, 08/01/2028 (Callable 08/01/2024)	300,000	335,964
Palm Beach County Health Facilities Authority,
5.000%, 05/15/2023	300,000	319,680
Pasco County School Board,
0.860%, 08/01/2032 (SIFMA Municipal Swap Index + 0.750%)(Callable 08/04/2021)(Mandatory Tender Date 08/02/2023) (2)	500,000	500,225
Putnam County Development Authority,
0.140%, 09/01/2024 (Optional Put Date 10/01/2020) (1)	1,000,000	1,000,000
Sarasota County Health Facilities Authority,
3.000%, 05/15/2023	70,000	70,740
Sumter County Industrial Development Authority,
5.000%, 07/01/2021	100,000	103,175
Tender Option Bond Trust,
0.440%, 01/01/2046 (Callable 01/01/2025)(Optional Put Date 10/07/2020) (1)(3)	1,000,000	1,000,000
UCF Stadium Corp.:
5.000%, 03/01/2024	300,000	335,976
5.000%, 03/01/2025	370,000	425,870
Total Florida (Cost $8,152,971)		8,200,299	7.6%

Georgia
Atlanta Development Authority,
5.000%, 07/01/2024	200,000	223,546
Burke County Development Authority,
0.150%, 11/01/2052 (Optional Put Date 10/01/2020) (1)	1,000,000	1,000,000
Clayton County Development Authority,
4.000%, 07/01/2034 (Callable 07/01/2027)	100,000	111,029
Development Authority of Appling County,
1.500%, 01/01/2038 (Mandatory Tender Date 02/03/2025) (1)	1,000,000	1,005,880
Development Authority of Bulloch County,
5.000%, 07/01/2029	385,000	484,249
Main Street Natural Gas, Inc.:
5.000%, 05/15/2024	65,000	74,212
0.850%, 04/01/2048 (1 Month LIBOR USD + 0.750%)(Callable 06/01/2023)(Mandatory Tender Date 09/01/2023) (2)	160,000	159,822
Private Colleges & Universities Authority:
5.000%, 06/01/2023	145,000	158,929
5.000%, 06/01/2027	200,000	242,552
5.250%, 10/01/2027 (Callable 10/01/2021)	525,000	542,698
0.530%, 10/01/2039 (SIFMA Municipal Swap Index + 0.420%)(Callable 02/16/2022)(Mandatory Tender Date 08/16/2022) (2)	300,000	299,712
Total Georgia (Cost $4,262,647)		4,302,629	4.0%

Illinois
Chicago Park District:
5.000%, 01/01/2022	140,000	146,189
5.000%, 01/01/2024	225,000	251,451
5.000%, 01/01/2030 (Callable 01/01/2024)	50,000	54,486
4.200%, 01/01/2031 (Callable 01/01/2022)	150,000	153,371
City of Chicago IL:
4.000%, 11/01/2021	80,000	82,907
5.000%, 11/01/2022	100,000	108,381
0.000%, 01/01/2023	325,000	303,442
5.000%, 11/01/2023	125,000	140,329
5.000%, 11/01/2027 (Callable 11/01/2026)(Insured by BAM)	100,000	121,929
Cook County Community College District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)	325,000	346,330
Cook County Township High School District No. 201,
0.000%, 12/01/2020 (Insured by AMBAC)	100,000	99,866
Exceptional Children Have Opportunities,
4.000%, 12/01/2032 (Callable 12/01/2029)	500,000	580,415
Hoffman Estates Park District,
5.000%, 12/01/2025	500,000	567,055
Illinois Finance Authority:
5.000%, 10/01/2023	100,000	111,668
5.000%, 11/01/2024	50,000	56,393
5.000%, 10/01/2025	150,000	177,347
4.000%, 11/01/2030	100,000	114,061
4.250%, 05/15/2041 (Callable 05/15/2022)	80,000	82,423
0.100%, 08/01/2043 (Optional Put Date 10/01/2020) (1)	100,000	100,000
Joliet Park District,
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)	150,000	155,973
Metropolitan Pier & Exposition Authority:
0.000%, 12/15/2022 (Insured by NATL)	125,000	121,148
5.000%, 12/15/2026 (Callable 06/15/2022)(Insured by ST AID)	85,000	88,755
0.000%, 06/15/2029 (Insured by NATL)	200,000	156,242
Southern Illinois University,
5.000%, 04/01/2021	100,000	101,138
State of Illinois:
5.250%, 01/01/2021	100,000	100,770
6.000%, 06/15/2024 (Insured by NATL)	100,000	114,782
5.000%, 01/01/2026	50,000	54,484
6.000%, 06/15/2027 (Insured by NATL)	200,000	247,034
University of Illinois,
5.500%, 04/01/2031 (Callable 04/01/2021)	30,000	30,573
Upper Illinois River Valley Development Authority,
4.000%, 01/01/2031 (Callable 01/01/2027) (3)	200,000	201,422
Village of Crestwood IL,
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)	135,000	152,115
Will County Community High School District No. 210:
0.000%, 01/01/2028 (Insured by BAM)	310,000	272,326
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	150,000	165,004
Total Illinois (Cost $5,427,308)		5,559,809	5.1%

Indiana
City of Muncie IN,
4.000%, 01/15/2022 (Insured by AGM)	160,000	165,990
Indiana Finance Authority:
5.000%, 10/01/2032 (Callable 10/01/2023)	250,000	254,420
3.750%, 10/01/2042 (Callable 10/01/2023)	40,000	32,679
5.000%, 10/01/2042 (Callable 10/01/2023)	50,000	50,262
Indiana Health & Educational Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	150,000	177,731
Indianapolis Local Public Improvement Bond Bank,
1.400%, 06/01/2021 (Callable 03/01/2021)	1,000,000	1,000,080
Lafayette School Corp.,
4.000%, 01/15/2021 (Insured by ST AID)	150,000	151,419
St. Joseph County Airport Authority,
0.010%, 07/01/2027	410,000	374,748
Total Indiana (Cost $2,150,453)		2,207,329	2.0%

Iowa
City of Cedar Rapids IA,
0.228%, 08/15/2029 (Insured by AMBAC) (1)(5)	1,160,000	1,116,500
City of Coralville IA,
4.000%, 06/01/2024	200,000	195,162
Iowa Finance Authority,
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	240,000	273,677
Iowa Higher Education Loan Authority,
3.750%, 05/19/2021	300,000	302,601
Total Iowa (Cost $1,878,534)		1,887,940	1.7%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	75,000	74,280
City of Goddard KS,
3.000%, 12/01/2022 (Callable 12/01/2021)	150,000	154,318
Kansas Independent College Finance Authority,
5.250%, 05/01/2021	175,000	177,306
Wyandotte County-Kansas City Unified Government,
0.000%, 12/01/2027 (Insured by NATL)	370,000	275,077
Total Kansas (Cost $660,701)		680,981	0.6%

Kentucky
Kentucky Asset Liability Commission,
0.718%, 11/01/2025 (3 Month LIBOR USD + 0.550%)(Callable 11/02/2020)(Insured by NATL) (2)	80,000	78,896
Kentucky Economic Development Finance Authority,
0.000%, 10/01/2025 (Insured by NATL)	35,000	31,817
Kentucky Higher Education Student Loan Corp.,
5.000%, 06/01/2024	130,000	145,393
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	255,000	285,784
1.220%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	100,000	100,237
4.000%, 12/01/2049 (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (1)	240,000	271,874
Total Kentucky (Cost $879,343)		914,001	0.8%

Louisiana
City of Shreveport LA,
5.000%, 09/01/2024	440,000	494,217
Lafayette Public Trust Financing Authority,
3.000%, 10/01/2021	150,000	153,376
Louisiana Local Government Environmental Facilities & Community Development Authority,
6.500%, 11/01/2035 (Callable 11/02/2020)	100,000	100,338
Louisiana Public Facilities Authority,
0.000%, 10/01/2024 (7)	300,000	279,807
Louisiana Stadium & Exposition District,
5.000%, 07/03/2023 (Callable 01/01/2023)	200,000	211,574
Louisiana State University & Agricultural & Mechanical College,
5.000%, 07/01/2027 (Callable 07/01/2024)	235,000	268,018
Total Louisiana (Cost $1,504,629)		1,507,330	1.4%

Maine
Maine Health & Higher Educational Facilities Authority,
5.000%, 07/01/2026	100,000	122,618
Total Maine (Cost $111,327)		122,618	0.1%

Massachusetts
Massachusetts Development Finance Agency:
5.000%, 10/01/2020	135,000	135,000
5.000%, 07/15/2021 (3)	100,000	102,683
5.000%, 07/15/2022 (3)	115,000	121,708
5.000%, 07/15/2023 (3)	115,000	125,082
5.000%, 07/15/2024 (3)	125,000	139,026
5.000%, 07/15/2025 (3)	65,000	73,658
Total Massachusetts (Cost $697,166)		697,157	0.6%

Michigan
Michigan Finance Authority:
5.000%, 07/01/2024	155,000	175,054
5.000%, 07/01/2027 (Callable 07/01/2025)	160,000	190,504
5.000%, 07/01/2030 (Callable 07/01/2024)	145,000	159,258
5.000%, 07/01/2044 (Callable 07/01/2024)	130,000	138,637
Michigan State Housing Development Authority,
3.500%, 12/01/2050 (Callable 06/01/2029)	300,000	334,884
Michigan Strategic Fund,
1.450%, 09/01/2030 (Mandatory Tender Date 09/01/2021) (1)	500,000	502,315
Western Michigan University,
5.000%, 11/15/2022	165,000	179,591
Total Michigan (Cost $1,660,901)		1,680,243	1.6%

Minnesota
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2026 (Callable 01/01/2022)	50,000	52,586
Total Minnesota (Cost $51,192)		52,586	0.1%

Mississippi
City of Ridgeland MS,
3.000%, 10/01/2025	325,000	341,370
Mississippi Business Finance Corp.:
2.500%, 04/01/2022 (Callable 04/01/2021)	1,000,000	1,006,800
3.200%, 09/01/2028 (Callable 03/13/2024)	1,000,000	1,049,220
Mississippi Hospital Equipment & Facilities Authority,
5.000%, 10/01/2040 (Callable 12/01/2026)(Mandatory Tender Date 03/01/2027) (1)	100,000	120,877
Total Mississippi (Cost $2,515,383)		2,518,267	2.3%

Missouri
County of Platte MO,
3.000%, 03/01/2021	50,000	50,154
Hannibal Industrial Development Authority,
5.000%, 10/01/2020	100,000	100,000
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 02/01/2021	100,000	101,184
5.000%, 02/01/2022	255,000	266,847
5.000%, 02/01/2024 (Callable 02/01/2021)	250,000	252,785
5.000%, 02/01/2025 (Callable 02/01/2024)	180,000	199,212
5.000%, 09/01/2027	150,000	179,943
4.000%, 08/01/2030 (Callable 08/01/2024)	200,000	204,340
Industrial Development Authority of the City of St. Louis,
3.875%, 11/15/2029 (Callable 11/15/2026)	100,000	91,934
St. Joseph Industrial Development Authority,
3.100%, 01/01/2023	100,000	97,891
St. Louis Land Clearance for Redevelopment Authority:
4.250%, 06/01/2026	250,000	272,433
5.000%, 10/01/2035 (Callable 10/01/2029) (7)	325,000	286,575
St. Louis Municipal Finance Corp.,
5.000%, 02/15/2025	300,000	344,895
Total Missouri (Cost $2,429,870)		2,448,193	2.3%

Nebraska
Central Plains Energy Project,
5.000%, 09/01/2042 (Callable 09/01/2022)	45,000	48,323
Madison County Hospital Authority No. 1:
5.000%, 07/01/2021	295,000	303,355
5.000%, 07/01/2022	520,000	554,148
Total Nebraska (Cost $905,157)		905,826	0.8%

Nevada
City of Las Vegas NV Special Improvement District No. 814,
3.000%, 06/01/2021	100,000	100,463
City of Sparks NV,
2.500%, 06/15/2024 (3)	175,000	173,894
Clark County School District,
5.000%, 06/15/2023	100,000	111,467
Total Nevada (Cost $365,622)		385,824	0.4%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024 (3)	140,000	150,907
City of Newark NJ:
3.500%, 07/27/2021	500,000	511,580
5.000%, 10/01/2021 (Insured by ST AID)	95,000	98,955
2.000%, 10/05/2021 (8)	1,000,000	1,012,900
5.000%, 10/01/2022	500,000	541,940
5.000%, 10/01/2022 (Insured by ST AID)	130,000	140,769
4.000%, 10/01/2024 (Callable 10/01/2020)(Insured by ST AID)	35,000	35,000
Essex County Improvement Authority,
5.000%, 11/01/2027	350,000	437,752
New Jersey Economic Development Authority:
1.360%, 09/01/2025 (SIFMA Municipal Swap Index + 1.250%)(Callable 03/01/2025)(Insured by ST AID) (2)	90,000	88,258
5.000%, 03/01/2029 (Callable 03/01/2023)	200,000	213,530
New Jersey Educational Facilities Authority:
5.000%, 07/01/2026 (Pre-refunded to 07/01/2025)	55,000	67,001
5.000%, 07/01/2026 (Callable 07/01/2025)	70,000	82,249
New Jersey Housing & Mortgage Finance Agency,
3.500%, 04/01/2051 (Callable 04/01/2029)	500,000	560,735
New Jersey Transportation Trust Fund Authority,
5.500%, 12/15/2020 (Insured by NATL)	100,000	100,930
South Jersey Port Corp.,
5.000%, 01/01/2025	150,000	166,707
Total New Jersey (Cost $4,166,214)		4,209,213	3.9%

New Mexico
City of Farmington NM,
1.875%, 04/01/2033 (Mandatory Tender Date 10/01/2021) (1)	50,000	50,568
Town of Clayton NM,
5.000%, 11/01/2026 (Callable 11/01/2025)(Insured by NATL)	185,000	214,409
Village of Los Ranchos de Albuquerque NM,
5.000%, 09/01/2027	350,000	424,410
Total New Mexico (Cost $678,163)		689,387	0.6%

New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	200,000	181,942
Board of Cooperative Educational Services First Supervisory District,
1.250%, 04/30/2021	750,000	752,557
City of New York NY,
0.050%, 06/01/2044 (Optional Put Date 10/01/2020) (1)	1,000,000	1,000,000
City of Olean NY,
2.000%, 06/10/2021	750,000	757,755
Dutchess County Local Development Corp.,
3.000%, 07/01/2036 (Callable 07/01/2026)	500,000	515,440
JPMorgan Chase Putters/Drivers Trust,
0.330%, 06/01/2021 (Optional Put Date 10/01/2020) (1)(3)	600,000	600,000
Long Island Power Authority,
0.854%, 05/01/2033 (1 Month LIBOR USD + 0.750%)(Callable 10/01/2022)(Mandatory Tender Date 10/01/2023) (2)	850,000	849,516
Metropolitan Transportation Authority:
5.000%, 11/15/2021	90,000	91,852
5.000%, 11/15/2021	100,000	102,058
5.000%, 05/15/2022	375,000	385,695
5.000%, 11/15/2022	225,000	233,309
0.650%, 11/01/2030 (1 Month LIBOR USD + 0.550%)(Mandatory Tender Date 11/01/2022) (2)	200,000	189,196
Monroe County Industrial Development Corp.,
5.000%, 06/01/2021	200,000	204,630
New York City Industrial Development Agency,
5.000%, 03/01/2028 (Insured by AGM) (8)	250,000	313,923
New York City Transitional Finance Authority Future Tax,
0.120%, 11/01/2022 (Optional Put Date 10/01/2020) (1)	950,000	950,000
New York State Dormitory Authority,
5.000%, 07/01/2031 (Callable 07/01/2026)	80,000	94,453
New York State Energy Research & Development Authority,
2.625%, 04/01/2034 (Mandatory Tender Date 07/03/2023) (1)	200,000	206,038
New York Transportation Development Corp.,
4.000%, 10/01/2030	750,000	766,140
Onondaga Civic Development Corp.:
5.000%, 10/01/2023	165,000	169,148
5.000%, 10/01/2024	35,000	36,047
5.000%, 10/01/2025	225,000	232,218
4.125%, 10/01/2035 (Callable 10/01/2025)	80,000	71,814
Onondaga County Trust for Cultural Resources:
5.000%, 05/01/2027	180,000	207,617
5.000%, 05/01/2029 (Callable 05/01/2027)	345,000	394,777
State of New York Mortgage Agency,
3.500%, 04/01/2049 (Callable 10/01/2028)	300,000	323,505
Tender Option Bond Trust,
0.480%, 11/15/2023 (Optional Put Date 10/07/2020) (3)(7)	1,000,000	1,000,000
Town of Alabama NY,
1.000%, 09/30/2021 (Callable 04/01/2021)	600,000	601,194
Town of Ramapo NY:
3.250%, 05/15/2023	200,000	195,780
3.375%, 05/15/2024 (Callable 05/15/2023)	25,000	24,434
3.000%, 11/01/2027 (Callable 11/01/2022)	100,000	92,806
Triborough Bridge & Tunnel Authority,
0.600%, 11/15/2027 (1 Month LIBOR USD + 0.500%)(Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	200,000	199,906
Total New York (Cost $11,725,377)		11,743,750	10.8%

North Carolina
North Carolina Central University,
5.000%, 04/01/2027	410,000	499,044
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	75,000	76,510
Total North Carolina (Cost $561,674)		575,554	0.5%

North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	165,000	169,026
City of Grand Forks ND,
5.000%, 12/01/2024	100,000	114,131
City of Horace ND:
3.000%, 05/01/2021	100,000	101,301
3.000%, 05/01/2022	215,000	222,391
1.900%, 08/01/2022 (Callable 08/01/2021)	500,000	500,610
3.000%, 05/01/2045 (Callable 05/01/2026)	140,000	138,323
County of Burleigh ND,
3.000%, 11/01/2021 (Callable 02/18/2021)	200,000	196,146
County of McKenzie ND:
5.000%, 08/01/2023	300,000	326,700
5.000%, 08/01/2024 (Callable 08/01/2023)	400,000	435,136
County of Mercer ND,
2.000%, 05/01/2022	125,000	128,008
Jamestown Park District:
4.000%, 07/01/2031 (Callable 07/01/2024)	200,000	218,166
2.900%, 07/01/2035 (Callable 10/16/2020)	200,000	200,282
North Dakota Housing Finance Agency,
3.350%, 07/01/2031 (Callable 01/01/2027)	175,000	192,066
Total North Dakota (Cost $2,921,172)		2,942,286	2.7%

Ohio
City of Middleburg Heights OH:
5.000%, 08/01/2034 (Callable 08/01/2031) (8)	200,000	246,700
5.250%, 08/01/2041 (Callable 08/01/2021)	700,000	729,680
City of West Carrollton OH,
2.500%, 10/01/2021	800,000	814,328
County of Lucas OH,
5.000%, 11/15/2021	25,000	25,959
Ohio Higher Educational Facility Commission:
5.000%, 12/01/2021	200,000	203,428
2.659%, 12/01/2023 (Insured by AMBAC) (1)	500,000	506,060
Ohio Housing Finance Agency,
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	155,000	175,339
Port of Greater Cincinnati Development Authority,
3.000%, 05/01/2023 (Callable 05/01/2022)	150,000	150,307
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)	402,000	388,143
Total Ohio (Cost $3,230,484)		3,239,944	3.0%

Oklahoma
Tulsa Industrial Authority:
5.000%, 10/01/2022	165,000	172,757
5.000%, 10/01/2023	185,000	197,500
Total Oklahoma (Cost $372,160)		370,257	0.3%

Oregon
Clackamas Community College District,
5.000%, 06/15/2038 (Callable 06/15/2027) (7)	125,000	151,812
County of Yamhill OR,
4.000%, 10/01/2021 (8)	325,000	331,715
Oregon State Facilities Authority:
5.000%, 10/01/2025	225,000	266,380
5.000%, 10/01/2028	150,000	187,837
5.000%, 10/01/2034 (Callable 10/08/2020)	1,000,000	1,001,200
State of Oregon Housing & Community Services Department:
3.900%, 01/01/2033 (Callable 07/01/2023)	85,000	89,038
3.600%, 07/01/2034 (Callable 07/01/2024)	940,000	986,727
4.000%, 01/01/2047 (Callable 07/01/2025)	30,000	32,133
4.000%, 07/01/2047 (Callable 07/01/2026)	50,000	54,351
Total Oregon (Cost $3,068,285)		3,101,193	2.9%

Pennsylvania
Berks County Municipal Authority,
5.000%, 02/01/2040 (Callable 08/01/2024)(Mandatory Tender Date 02/01/2025) (1)	110,000	119,303
Bucks County Industrial Development Authority,
3.750%, 09/15/2043 (Callable 09/15/2023)	150,000	157,095
City of Bradford PA:
4.000%, 11/01/2026 (Callable 11/01/2025)(Insured by AGM)	415,000	464,949
4.000%, 11/01/2027 (Callable 11/01/2025)(Insured by AGM)	370,000	410,408
City of Philadelphia PA:
5.000%, 06/15/2027 (Callable 06/15/2021)	1,000,000	1,028,430
5.250%, 06/15/2030 (Callable 11/02/2020)	300,000	302,280
City of York PA,
5.000%, 11/15/2025	525,000	548,221
Coatesville School District,
5.000%, 11/13/2020	110,000	110,221
Crestwood School District,
2.350%, 09/01/2025 (Callable 11/02/2020)(Insured by ST AID)	400,000	400,060
Cumberland County Municipal Authority,
5.000%, 01/01/2029 (Callable 01/01/2025)	175,000	189,287
Delaware Valley Regional Finance Authority,
0.980%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)	1,000,000	1,000,390
East Hempfield Township Industrial Development Authority:
5.000%, 07/01/2025	250,000	252,612
5.000%, 07/01/2030 (Callable 07/01/2023)	300,000	304,434
Lancaster Industrial Development Authority:
0.640%, 01/15/2023 (Callable 10/01/2020)(Optional Put Date 10/07/2020) (1)	155,000	155,000
0.640%, 02/15/2024 (Callable 10/01/2020)(Optional Put Date 10/07/2020) (1)	225,000	225,000
Montgomery County Higher Education & Health Authority,
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	170,000	171,566
Montgomery County Industrial Development Authority:
4.000%, 12/01/2020	180,000	180,430
5.000%, 11/15/2027 (Pre-refunded to 05/15/2022)	130,000	140,173
Pennsylvania Economic Development Financing Authority:
3.000%, 01/01/2021	150,000	150,726
3.000%, 01/01/2023	745,000	775,694
Pennsylvania Higher Educational Facilities Authority,
5.000%, 05/01/2025	200,000	236,544
Pennsylvania Turnpike Commission:
0.810%, 12/01/2023 (SIFMA Municipal Swap Index + 0.700%)(Callable 12/01/2022) (2)	500,000	502,760
0.000%, 12/01/2040 (Callable 06/01/2029) (7)	35,000	35,845
Redevelopment Authority of the City of Philadelphia,
5.000%, 04/15/2027 (Callable 04/15/2025)	100,000	117,724
State Public School Building Authority,
5.000%, 12/01/2028 (Callable 12/01/2026)(Insured by AGM)	100,000	122,663
Total Pennsylvania (Cost $8,056,497)		8,101,815	7.5%

South Carolina
City of Charleston SC,
0.473%, 01/01/2035 (1 Month LIBOR USD + 0.370%)(Callable 01/01/2021)(Mandatory Tender Date 01/01/2022) (2)	105,000	104,797
Florence-Darlington Commission for Technical Education,
5.000%, 03/01/2024 (Callable 09/01/2023)	210,000	222,894
Patriots Energy Group Financing Agency,
0.960%, 10/01/2048 (1 Month LIBOR USD + 0.860%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	850,000	851,173
South Carolina Jobs-Economic Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	130,000	136,811
5.250%, 08/15/2033 (Callable 08/15/2026)	350,000	386,844
South Carolina State Housing Finance & Development Authority,
3.800%, 07/01/2034 (Callable 07/01/2024)(Insured by GNMA)	135,000	140,150
South Carolina Transportation Infrastructure Bank,
0.550%, 10/01/2031 (1 Month LIBOR USD + 0.450%)(Callable 10/01/2021)(Mandatory Tender Date 10/01/2022) (2)	800,000	795,880
Total South Carolina (Cost $2,640,447)		2,638,549	2.4%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	250,000	273,098
South Dakota Health & Educational Facilities Authority,
5.000%, 09/01/2032 (Callable 09/01/2027)	100,000	121,768
Total South Dakota (Cost $383,140)		394,866	0.4%

Tennessee
City of Memphis TN,
4.000%, 12/01/2035 (Callable 12/01/2026)	500,000	575,640
Greeneville Health & Educational Facilities Board,
1.450%, 12/01/2022 (Mandatory Tender Date 12/01/2021) (1)	150,000	152,086
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	200,000	243,872
Tennessee Housing Development Agency:
2.350%, 07/01/2022	25,000	25,764
4.000%, 07/01/2048 (Callable 01/01/2027)	240,000	261,291
4.500%, 07/01/2049 (Callable 01/01/2028)	50,000	56,259
Total Tennessee (Cost $1,293,415)		1,314,912	1.2%

Texas
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	150,000	146,623
Caney Creek Municipal Utility District,
5.000%, 03/01/2024 (8)	390,000	440,673
Central Texas Regional Mobility Authority,
5.000%, 01/01/2034 (Callable 01/01/2026)	25,000	29,122
City of Austin TX,
5.250%, 05/15/2025	150,000	167,662
Clifton Higher Education Finance Corp.:
3.100%, 12/01/2022	50,000	50,584
3.950%, 12/01/2032 (Callable 12/01/2022)	265,000	270,205
County of Winkler TX,
2.000%, 02/15/2025	125,000	116,763
El Paso Downtown Development Corp.,
5.000%, 08/15/2027 (Callable 08/15/2026)	230,000	271,517
Grand Mission Municipal Utility District No. 2,
2.250%, 09/01/2028 (Callable 09/01/2023)(Insured by NATL)	95,000	96,172
Harris County Cultural Education Facilities Finance Corp.:
4.000%, 11/15/2029 (Callable 05/15/2026)	100,000	112,194
0.680%, 12/01/2049 (SIFMA Municipal Swap Index + 0.570%)(Callable 06/01/2024)(Mandatory Tender Date 12/04/2024) (2)	35,000	34,811
Harris County Municipal Utility District No. 406,
3.500%, 09/01/2022	100,000	104,668
Love Field Airport Modernization Corp.,
5.000%, 11/01/2030 (Callable 11/01/2026)	115,000	135,191
Matagorda County Navigation District No. 1,
5.125%, 11/01/2028 (Insured by AMBAC)	850,000	1,068,833
Port of Port Arthur Navigation District,
0.400%, 11/01/2040 (Callable 10/01/2020)(Optional Put Date 10/07/2020) (1)	300,000	300,000
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	465,000	487,097
Texas Municipal Gas Acquisition & Supply Corp. I,
1.618%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 10/01/2020) (2)	500,000	482,205
Texas Municipal Gas Acquisition and Supply Corp. II,
1.038%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)	120,000	119,862
Total Texas (Cost $4,416,645)		4,434,182	4.1%

Utah
Utah Charter School Finance Authority:
3.000%, 04/15/2027 (Insured by UT CSCE)	160,000	178,203
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	270,000	312,871
5.000%, 10/15/2043 (Callable 10/15/2023)(Insured by UT CSCE)	500,000	550,830
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	310,000	333,919
Total Utah (Cost $1,361,732)		1,375,823	1.3%

Vermont
Vermont Student Assistance Corp.,
1.149%, 06/02/2042 (1 Month LIBOR USD + 1.000%) (2)	616,713	568,196
Total Vermont (Cost $568,403)		568,196	0.5%

Washington
City of Seattle WA,
0.600%, 11/01/2046 (SIFMA Municipal Swap Index + 0.490%)(Callable 11/01/2022)(Mandatory Tender Date 11/01/2023) (2)	500,000	501,675
County of King WA,
0.060%, 01/01/2046 (Optional Put Date 10/01/2020) (1)	800,000	800,000
County of Lewis WA,
3.000%, 12/01/2026 (Callable 12/01/2022)	100,000	104,518
King County Housing Authority,
5.000%, 12/01/2030 (Callable 12/01/2026)	400,000	473,008
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2022	225,000	233,570
5.000%, 01/01/2038 (Callable 01/01/2029)	300,000	336,750
Skagit County Public Hospital District No. 1,
5.000%, 12/01/2021	150,000	156,228
Vancouver Housing Authority,
1.700%, 12/01/2024	140,000	144,410
Washington Health Care Facilities Authority,
1.510%, 01/01/2035 (SIFMA Municipal Swap Index + 1.400%)(Callable 07/01/2024)(Mandatory Tender Date 01/01/2025) (2)	150,000	148,065
Washington State Housing Finance Commission,
4.000%, 06/01/2050 (Callable 06/01/2029)(Insured by GNMA)	300,000	341,238
Total Washington (Cost $3,185,361)		3,239,462	3.0%

Wisconsin
Mizuho Floater/Residual Trust,
0.660%, 07/01/2027 (Optional Put Date 11/04/2020) (1)(3)	830,000	830,000
Palmyra-Eagle Area School District:
2.550%, 03/01/2021	250,000	250,038
3.000%, 03/01/2025 (Callable 03/01/2023)	100,000	96,321
Public Finance Authority:
4.000%, 06/01/2022	100,000	102,055
5.000%, 07/01/2022	55,000	56,840
5.000%, 10/01/2023 (3)	100,000	105,076
3.000%, 03/01/2026 (Callable 03/01/2021) (3)	700,000	700,035
Tender Option Bond Trust:
0.360%, 01/01/2035 (Optional Put Date 10/07/2020) (1)(3)	1,000,000	1,000,000
0.500%, 05/01/2054 (Callable 11/02/2020)(Optional Put Date 10/07/2020) (1)(3)	1,000,000	1,000,000
Wisconsin Health & Educational Facilities Authority:
2.700%, 05/01/2021	100,000	99,090
5.000%, 09/15/2028 (Callable 09/15/2023)	45,000	47,472
5.250%, 10/15/2039 (Callable 10/15/2021)	200,000	206,662
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)	300,000	362,277
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)	300,000	344,724
0.340%, 02/15/2053 (Callable 10/01/2020)(Optional Put Date 10/07/2020) (1)	300,000	300,000
Wisconsin Housing & Economic Development Authority:
3.000%, 07/01/2022 (Callable 07/01/2021) (3)	150,000	150,785
4.000%, 07/01/2030 (Callable 07/01/2028) (3)	135,000	137,743
Total Wisconsin (Cost $5,767,791)		5,789,118	5.3%
Total Long-Term Investments (Cost $109,645,261)		110,541,010	101.8%

SHORT-TERM INVESTMENTS
U.S. Treasury Security
United States Treasury Bill, 0.11% (6), 03/25/2021	25,000	24,987
Total U.S. Treasury Security (Cost $24,980)		24,987	0.0%
	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, Premier Shares, 0.02% (4)	184,863	184,863
Total Money Market Mutual Fund (Cost $184,863)		184,863	0.2%
Total Short-Term Investments (Cost $209,843)		209,850	0.2%
Total Investments (Cost $109,855,104)		110,750,860	102.0%
Liabilities in Excess of Other Assets		(2,146,021)	(2.0)%
TOTAL NET ASSETS		$108,604,839	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

LIBOR	London Inter-bank Offered Rate
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2020.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2020.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2020, the value of these securities total $14,452,458, which represents 13.31% of total net assets.

(4)	Seven-day yield.
(5)
Auction rate security. An auction rate security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Effective yield as of September 30, 2020.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2020.
(8)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Strategic Municipal Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
Summary of Fair Value Exposure at September 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$110,541,010	$–	$110,541,010
Total Long-Term Investments	–	110,541,010	–	110,541,010
Short-Term Investments
U.S. Treasury Security	–	24,987	–	184,863
Money Market Mutual Fund	184,863	–	–	24,987
Total Short-Term Investments	184,863	24,987	–	209,850
Total Investments	$184,863	$110,565,997	$–	$110,750,860

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.